PRODUCT DEVELOPMENT COLLABORATION (Details) - CAD ($) $ in Thousands		12 Months Ended	13 Months Ended
	Mar. 10, 2021	Sep. 30, 2024	Sep. 30, 2023
Disclosure of joint operations [line items]
Restricted cash (Note 24)		$ 0	$ 17,893
Direct expenses and capital expenditures related to CoE		6,666	6,886
CoE
Disclosure of joint operations [line items]
Investment Proceeds was reserved in order to satisfy certain of the Company’s obligations under the PDC Agreement	$ 31,109
Restricted cash (Note 24)		8,175	17,893
Proportion of ownership interest in joint operation	50.00%
Direct expenses and capital expenditures related to CoE		$ 96	$ 1,768